United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/10

Date of Reporting Period:  Quarter ended 12/31/09

Item 1.                      Schedule of Investments

Federated Clover Mid Value Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS – 96.4%
		Consumer Discretionary – 11.7%
3,020	[1]	Cabela's, Inc., Class A	$43,065
2,455		D. R. Horton, Inc.	26,686
1,010	[1]	DIRECTV Group, Inc., Class A	33,684
1,300	[1]	Goodyear Tire & Rubber Co.	18,330
1,530	[1]	Jack in the Box, Inc.	30,095
1,840	[1]	Jarden Corp.	56,874
3,060	[1]	Liberty Media Holding Corp.	33,170
101	[1]	Liberty Media-Starz	4,661
660	[1]	Tractor Supply Co.	34,954
		TOTAL	281,519
		Consumer Staples – 5.5%
1,090		Archer-Daniels-Midland Co.	34,128
2,120		Safeway Inc.	45,135
4,390		Sara Lee Corp.	53,470
		TOTAL	132,733
		Energy – 9.4%
1,020		Cabot Oil & Gas Corp., Class A	44,462
2,280	[1]	Helix Energy Solutions Group, Inc.	26,790
2,560	[1]	Nabors Industries Ltd.	56,038
700		Noble Energy, Inc.	49,854
1,005		Pioneer Natural Resources, Inc.	48,411
		TOTAL	225,555
		Financials – 24.4%
1,275		Ameriprise Financial, Inc.	49,496
1,280		Annaly Capital Management, Inc.	22,208
710		Assurant, Inc.	20,931
790		Boston Properties, Inc.	52,985
1,120		Comerica, Inc.	33,118
650		Federal Realty Investment Trust	44,018
2,705		Hudson City Bancorp, Inc.	37,140
1,520		Legg Mason, Inc.	45,843
1,030		Lincoln National Corp.	25,626
2,080		Marsh & McLennan Cos., Inc.	45,926
580		PartnerRe Ltd.	43,303
880		Principal Financial Group	21,155
950		Reinsurance Group of America	45,268
1,490		SunTrust Banks, Inc.	30,232
560		Transatlantic Holdings, Inc.	29,182
2,240		XL Capital Ltd., Class A	41,059
		TOTAL	587,490
		Health Care – 5.4%
780		CIGNA Corp.	27,511
680	[1]	Inverness Medical Innovations, Inc.	28,227
510		McKesson HBOC, Inc.	31,875
2,250	[1]	Mylan Laboratories, Inc.	41,467
		TOTAL	129,080
1

Shares			Value
		Industrials – 11.2%
1,340	[1]	AGCO Corp.	43,336
535		Dover Corp.	22,261
310		Flowserve Corp.	29,304
610		ITT Corp.	30,342
560		SPX Corp.	30,632
1,690	[1]	Thomas & Betts Corp.	60,485
560	[1]	URS Corp.	24,931
1,070	[1]	WESCO International, Inc.	28,901
		TOTAL	270,192
		Information Technology – 9.7%
970	[1]	Hewitt Associates, Inc.	40,992
1,760	[1]	MEMC Electronic Materials, Inc.	23,971
2,490		National Semiconductor Corp.	38,246
1,450	[1]	NetApp, Inc.	49,866
1,065	[1]	Western Digital Corp.	47,020
4,030		Xerox Corp.	34,094
		TOTAL	234,189
		Materials – 6.3%
1,390		Cabot Corp.	36,460
2,440	[1]	Horsehead Holding Corp.	31,110
645		PPG Industries, Inc.	37,758
1,050		Reliance Steel & Aluminum Co.	45,381
		TOTAL	150,709
		Telecommunication Services – 2.9%
737		CenturyTel, Inc.	26,687
1,105	[1]	Crown Castle International Corp.	43,139
		TOTAL	69,826
		Utilities – 9.9%
1,260		Atmos Energy Corp.	37,044
900		DTE Energy Co.	39,231
600		National Fuel Gas Co.	30,000
1,185		PG&E Corp.	52,910
700		Sempra Energy	39,186
1,845		Xcel Energy, Inc.	39,151
		TOTAL	237,522
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,903,000)	2,318,815
		EXCHANGE-TRADED MUTUAL FUND – 0.9%
580		iShares Russell Midcap Value Index Fund (IDENTIFIED COST $20,416)	21,448
		MUTUAL FUND – 3.0%
73,447	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	73,447
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $1,996,863)[4]	2,413,710
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(7,229)
		TOTAL NET ASSETS — 100%	$2,406,481
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
2

4	At December 31, 2009, the cost of investments for federal tax purposes was $1,996,863. The net unrealized appreciation of investments for federal tax purposes was $416,847. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $439,967 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,120.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of December 31, 2009, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

3

Federated Clover Small Value Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS – 94.8%
		Consumer Discretionary – 10.1%
61,455		Asbury Automotive Group, Inc.	$708,576
10,680		Brown Shoe Co., Inc.	105,412
85,667	[1]	Build-A-Bear Workshop, Inc.	418,912
97,300		Callaway Golf Co.	733,642
76,120	[1]	Chicos Fas, Inc.	1,069,486
66,835		Cooper Tire & Rubber Co.	1,340,042
7,425	[1]	Deckers Outdoor Corp.	755,271
38,450	[1]	JAKKS Pacific, Inc.	466,014
71,100		La-Z Boy Chair Co.	677,583
2,150		Ryland Group, Inc.	42,355
61,485		Service Corp. International	503,562
69,575	[1]	Skechers USA, Inc., Class A	2,046,201
81,900		Spartan Motors, Inc.	461,097
11,900	[1]	Standard Pacific Corp.	44,506
43,110	[1]	Tenneco Automotive, Inc.	764,340
291,170	[1]	Wet Seal, Inc., Class A	1,004,536
62,885	[1]	Zumiez, Inc.	799,897
		TOTAL	11,941,432
		Consumer Staples – 2.9%
152,175	[1]	Alliance One International, Inc.	742,614
40,950	[1]	Elizabeth Arden, Inc.	591,318
21,700	[1]	NBTY, Inc.	944,818
26,095		Spartan Stores, Inc.	372,898
19,205	[1]	TreeHouse Foods, Inc.	746,306
		TOTAL	3,397,954
		Energy – 7.2%
13,425	[1]	Atwood Oceanics, Inc.	481,286
12,650	[1]	Bristow Group, Inc.	486,392
35,625		Cabot Oil & Gas Corp., Class A	1,552,894
18,535		Gulf Island Fabrication, Inc.	389,791
10,925	[1]	Gulfmark Offshore, Inc.	309,287
103,480	[1]	Helix Energy Solutions Group, Inc.	1,215,890
47,835	[1]	Natural Gas Services Group, Inc.	901,690
7,975		Nordic American Tanker Shipping Ltd.	239,250
53,625	[1]	Patriot Coal Corp.	829,042
28,160		Penn Virginia Corp.	599,526
22,025	[1]	Rosetta Resources, Inc.	438,958
11,015		St. Mary Land & Exploration Co.	377,154
24,350	[1]	Stone Energy Corp.	439,518
22,100	[1]	Tetra Technologies, Inc.	244,868
		TOTAL	8,505,546
1

Shares			Value
		Financials – 28.4%
34,690		American Campus Communities, Inc.	974,789
98,705		Apollo Investment Corp.	940,659
76,195		Ares Capital Corp.	948,628
39,758	[1]	Argo Group International Holdings Ltd.	1,158,548
38,800		Assured Guaranty Ltd.	844,288
11,825		Cash America International, Inc.	413,402
17,200		City Holding Co.	556,076
40,580		Columbia Banking Systems, Inc.	656,584
115,925	[1]	Conseco, Inc.	579,625
39,500		Delphi Financial Group, Inc., Class A	883,615
52,120		Dime Community Bancorp, Inc.	610,846
256,200	[1]	E*Trade Group, Inc.	448,350
84,370		FNB Corp. (PA)	572,872
47,875		First Niagara Financial Group, Inc.	665,941
41,769		FirstMerit Corp.	841,228
59,065		Flushing Financial Corp.	665,072
26,715		Highwoods Properties, Inc.	890,945
21,505		Home Properties, Inc.	1,026,004
14,305		Iberiabank Corp.	769,752
31,680		Independent Bank Corp.- Massachusetts	661,795
30,875	[1]	Knight Capital Group, Inc., Class A	475,475
42,670		LTC Properties, Inc.	1,141,423
102,175		Lexington Realty Trust	621,224
144,410		MFA Mortgage Investments, Inc.	1,061,414
93,880		MGIC Investment Corp.	542,626
114,220		Maiden Holdings Ltd.	836,090
54,830		Montpelier Re Holdings Ltd.	949,656
45,350		Nara Bancorp, Inc.	514,269
119,760		National Penn Bancshares, Inc.	693,410
57,150		National Retail Properties, Inc.	1,212,723
74,595		Newalliance Bancshares, Inc.	895,886
52,875	[1]	Ocwen Financial Corp.	506,014
64,575		Old National Bancorp	802,667
18,710		Platinum Underwriters Holdings Ltd.	716,406
21,746		Potlatch Corp.	693,262
15,925	[1]	ProAssurance Corp.	855,332
18,850		Prosperity Bancshares, Inc.	762,860
12,025	[1]	SVB Financial Group	501,322
161,867		Sterling Bancshares, Inc.	830,378
16,925		Stewart Information Services Corp.	190,914
55,335		Sun Communities, Inc.	1,092,866
35,705		Trustmark Corp.	804,791
74,325		Umpqua Holdings Corp.	996,698
33,970		Washington Federal, Inc.	656,980
		TOTAL	33,463,705
2

Shares			Value
		Health Care – 5.1%
171,210	[1]	Akorn, Inc.	306,466
37,295	[1]	Albany Molecular Research, Inc.	338,639
18,225	[1]	Amerigroup Corp.	491,346
52,840	[1]	Celera Corporation	365,124
11,070		Chemed Corp.	531,028
67,020	[1]	Inspire Pharmaceuticals, Inc.	369,950
15,330	[1]	Magellan Health Services, Inc.	624,391
16,630	[1]	Par Pharmaceutical Cos., Inc.	450,008
21,025	[1]	Parexel International Corp.	296,452
22,600	[1]	PharMerica Corp.	358,888
20,470	[1]	Salix Pharmaceuticals Ltd.	519,938
11,955		Teleflex, Inc.	644,255
45,240	[1]	ViroPharma, Inc.	379,564
18,225	[1]	Wright Medical Group, Inc.	345,364
		TOTAL	6,021,413
		Industrials – 16.1%
16,698	[1]	American Commercial Lines, Inc.	306,074
24,630		Ampco-Pittsburgh Corp.	776,584
49,245		Barnes Group, Inc.	832,241
35,125		CDI Corp.	454,869
39,455	[1]	Ceradyne, Inc.	757,931
51,500		Chicago Bridge & Iron Co., N.V.	1,041,330
16,200		Con-way, Inc.	565,542
14,640	[1]	Consolidated Graphics, Inc.	512,693
16,960		Curtiss Wright Corp.	531,187
31,010		Deluxe Corp.	458,638
37,915	[1]	Dyncorp International, Inc., Class A	544,080
61,620		Eagle Bulk Shipping, Inc.	305,019
24,685	[1]	EnPro Industries, Inc.	651,931
21,485	[1]	Esterline Technologies Corp.	875,943
34,750	[1]	GrafTech International Ltd.	540,363
34,050	[1]	Hub Group, Inc.	913,561
27,415		Hubbell, Inc., Class B	1,296,729
72,700	[1]	Interline Brands, Inc.	1,255,529
193,225	[1]	Jet Blue Airways Corp.	1,053,076
52,655	[1]	Pike Electric Corp.	488,638
29,090	[1]	School Specialty, Inc.	680,415
66,075	[1]	Seaspan Corp.	609,212
32,950	[1]	Terex Corp.	652,740
15,325	[1]	Thomas & Betts Corp.	548,482
19,540		Triumph Group, Inc.	942,805
50,450	[1]	UAL Corp.	651,310
14,783	[1]	URS Corp.	658,139
		TOTAL	18,905,061
		Information Technology – 11.8%
73,000	[1]	Arris Group, Inc.	834,390
3

Shares			Value
30,140		Black Box Corp.	854,168
91,970	[1]	Brocade Communications Systems, Inc.	701,731
26,635	[1]	CSG Systems International, Inc.	508,462
40,795		CTS Corp.	392,448
16,175	[1]	CommScope, Inc.	429,123
17,865	[1]	Digital River, Inc.	482,176
95,355	[1]	EarthLink Network, Inc.	792,400
142,965	[1]	Fairchild Semiconductor International, Inc., Class A	1,428,220
45,311	[1]	Finisar Corp.	404,174
50,370	[1]	Insight Enterprises, Inc.	575,225
28,135	[1]	NICE-Systems Ltd., ADR	873,310
122,220	[1]	SeaChange International, Inc.	802,985
88,575	[1]	Sonicwall, Inc.	674,056
71,485	[1]	Symmetricom, Inc.	371,722
99,875		Technitrol, Inc.	437,453
101,795	[1]	TriQuint Semiconductor, Inc.	610,770
105,455		United Online, Inc.	758,221
34,570	[1]	Verifone Holdings, Inc.	566,257
73,950	[1]	Zoran Corp.	817,148
31,385	[1]	j2 Global Communications, Inc.	638,685
		TOTAL	13,953,124
		Materials – 7.4%
28,795	[1]	Brush Engineered Materials, Inc.	533,859
22,075		Cabot Corp.	579,027
24,610		Carpenter Technology Corp.	663,240
17,525		Domtar, Corp.	971,060
75,750	[1]	Globe Specialty Metals, Inc.	712,050
29,065		Innospec, Inc.	293,266
163,310	[1]	Louisiana-Pacific Corp.	1,139,904
59,060		Myers Industries, Inc.	537,446
19,680	[1]	OM Group, Inc.	617,755
21,875		Olympic Steel, Inc.	712,687
37,175	[1]	RTI International Metals	935,695
45,160	[1]	Rockwood Holdings, Inc.	1,063,970
		TOTAL	8,759,959
		Utilities – 5.8%
17,615		AGL Resources, Inc.	642,419
47,255		Atmos Energy Corp.	1,389,297
74,770		Avista Corp.	1,614,284
17,650		Cleco Corp.	482,374
19,570		MGE Energy, Inc.	699,432
20,070		Northwestern Corp.	522,221
67,480		Westar Energy, Inc.	1,465,666
		TOTAL	6,815,693
		TOTAL COMMON STOCKS (IDENTIFIED COST $104,507,912)	111,763,887
4

Shares			Value
		MUTUAL FUND – 4.5%
5,277,211	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	5,277,211
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $109,785,123)[4]	117,041,098
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	778,282
		TOTAL NET ASSETS — 100%	$117,819,380
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At December 31, 2009, the cost of investments for federal tax purposes was $109,785,123. The net unrealized appreciation of investments for federal tax purposes was $7,255,975. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,478,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,222,125.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
5

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of December 31, 2009, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
  ADR — American Depositary Receipt
6

Federated Clover Value Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS – 98.9%
		Consumer Discretionary – 10.0%
427,417	[1]	DIRECTV Group, Inc., Class A	$14,254,357
790,650	[1]	Goodyear Tire & Rubber Co.	11,148,165
291,850		Home Depot, Inc.	8,443,220
2,025,050	[1]	Liberty Media Holding Corp.	21,951,542
42,734	[1]	Liberty Media-Starz	1,972,174
581,418		Time Warner, Inc.	16,942,521
355,190		Walt Disney Co.	11,454,877
		TOTAL	86,166,856
		Consumer Staples – 6.4%
293,780		CVS Caremark Corp.	9,462,654
261,565		H.J. Heinz Co.	11,184,519
145,802		Lorillard, Inc.	11,697,694
190,490		Procter & Gamble Co.	11,549,409
308,880		Walgreen Co.	11,342,074
		TOTAL	55,236,350
		Energy – 18.2%
320,025		Anadarko Petroleum Corp.	19,975,961
315,195		Cabot Oil & Gas Corp., Class A	13,739,350
520,420		Chevron Corp.	40,067,136
212,175		Devon Energy Corp.	15,594,863
466,450		Exxon Mobil Corp.	31,807,225
259,355		Noble Energy, Inc.	18,471,263
393,120		Peabody Energy Corp.	17,772,955
		TOTAL	157,428,753
		Financials – 21.9%
1,941,900		Bank of America Corp.	29,245,014
425,250		Comerica, Inc.	12,574,642
65,170		Goldman Sachs Group, Inc.	11,003,303
756,480		J.P. Morgan Chase & Co.	31,522,522
687,450		Marsh & McLennan Cos., Inc.	15,178,896
328,050		MetLife, Inc.	11,596,568
460,125		Morgan Stanley	13,619,700
234,804		Simon Property Group, Inc.	18,737,359
784,380		U.S. Bancorp	17,656,394
438,920		Wells Fargo & Co.	11,846,451
888,650		XL Capital Ltd., Class A	16,288,954
		TOTAL	189,269,803
		Health Care – 10.6%
390,075		CIGNA Corp.	13,757,945
174,855		Johnson & Johnson	11,262,411
310,765		Merck & Co., Inc.	11,355,353
1,666,995		Pfizer, Inc.	30,322,639
252,500	[1]	Thermo Fisher Scientific, Inc.	12,041,725
425,550		UnitedHealth Group, Inc.	12,970,764
		TOTAL	91,710,837
		Industrials – 9.6%
1,689,750		General Electric Co.	25,565,917
1

Shares			Value
340,600		Honeywell International, Inc.	13,351,520
255,305		Raytheon Co.	13,153,314
222,402		SPX Corp.	12,165,389
423,350	[1]	URS Corp.	18,847,542
		TOTAL	83,083,682
		Information Technology – 9.7%
52,856	[1]	AOL Inc.	1,230,488
740,675		Corning, Inc.	14,302,434
862,980	[1]	EMC Corp.	15,076,261
356,350		Hewlett-Packard Co.	18,355,588
889,050		National Semiconductor Corp.	13,655,808
720,380		Nokia Oyj, Class A, ADR	9,256,883
657,955	[1]	Symantec Corp.	11,770,815
		TOTAL	83,648,277
		Materials – 3.8%
271,325		Du Pont (E.I.) de Nemours & Co.	9,135,513
68,500		Rio Tinto PLC, ADR	14,754,215
155,000		United States Steel Corp.	8,543,600
		TOTAL	32,433,328
		Telecommunication Services – 3.1%
618,255		AT&T, Inc.	17,329,688
294,132		Verizon Communications, Inc.	9,744,593
		TOTAL	27,074,281
		Utilities – 5.6%
384,835		DPL, Inc.	10,621,446
404,065		Exelon Corp.	19,746,656
365,283		National Fuel Gas Co.	18,264,150
		TOTAL	48,632,252
		TOTAL COMMON STOCKS (IDENTIFIED COST $835,188,442)	854,684,419
		MUTUAL FUND – 2.7%
23,577,547	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	23,577,547
		TOTAL INVESTMENTS — 101.6% (IDENTIFIED COST $858,765,989)[4]	878,261,966
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[5]	(13,456,628)
		TOTAL NET ASSETS — 100%	$864,805,338
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At December 31, 2009, the cost of investments for federal tax purposes was $858,765,989. The net unrealized appreciation of investments for federal tax purposes was $19,495,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,273,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,777,871.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of December 31, 2009, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
  ADR — American Depositary Receipt
3

Federated Prudent Bear Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 7.3%
		Energy – 0.1%
195,000	[1]	Bankers Petroleum Ltd.	1,159,727
1,000,000	[1]	Powertech Uranium Corp., Class A	382,464
		TOTAL	1,542,191
		Materials – 7.2%
3,500,000	[1]	Abacus Mining & Exploration Corp.	635,847
77,400		Agnico Eagle Mines Ltd.	4,179,600
1,282,000	[1]	Antares Minerals, Inc.	1,814,180
564,715	[1]	Aquiline Resources, Inc.	3,610,054
1,140,000	[1,2,3,4]	Ascot Resources Ltd.	392,408
360,000	[1,2,3,4]	Ascot Resources Ltd.	123,918
3,000,000	[1]	Benton Resources Corp.	2,122,675
1,350,000	[1]	Brett Resources, Inc.	2,297,653
1,000,000	[1]	Callinan Mines Ltd.	1,319,501
400,000	[1]	Cardero Resource Corp.	554,573
2,975,000	[1]	Centamin Egypt Ltd.	5,916,719
137,300		Cia de Minas Buenaventura SA, Class B, ADR	4,595,431
1,000,000	[1]	Duran Ventures, Inc.	133,862
1,399,998	[1]	East Asia Minerals Corp.	6,211,207
150,000	[1,2,3]	East Asia Minerals Corp.	665,487
950,000	[1,2,3]	Evolving Gold Corp.	1,008,271
1,900,000	[1]	Fortuna Silver Mines, Inc.	3,815,079
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,064,206
112,100		Goldcorp, Inc., Class A	4,410,014
175,000	[1]	Golden Predator Royalty & Development Corp.	127,169
120,925	[1]	Imperial Metals Corp.	1,567,857
200,000	[1]	International Tower Hill Mines Ltd.	1,434,240
350,000	[1,2,3]	International Tower Hill Mines Ltd.	2,509,920
538,000	[1]	Kirkland Lake Gold, Inc.	4,609,150
825,000	[1,2,3,4]	Kootenay Gold, Inc.	749,391
412,000	[1,4]	Kootenay Gold, Inc.	374,241
500,000	[1,2,3,4]	Kootenay Gold, Inc.	454,176
1,441,500	[1]	Lake Shore Gold Corp.	5,692,397
1,500,000	[1,4]	MacArthur Minerals Ltd.	1,290,816
1,700,000	[1]	Magma Metals Ltd.	1,115,594
1,000,000	[1]	Mansfield Minerals, Inc.	1,271,693
350,000	[1]	Medusa Mining Ltd.	1,160,739
72,600		Newmont Mining Corp.	3,434,706
735,000	[1]	Osisko Exploration Ltd.	5,945,499
2,000,000	[1]	Palladon Ventures Ltd.	133,862
38,984	[1]	Pan American Silver Corp.	932,992
69,100	[1]	Randgold Resources Ltd., ADR	5,467,192
361,400	[1]	Red Back Mining, Inc.	5,183,344
1,500,000	[1]	Rockgate Capital Corp.	946,598
63,500		Royal Gold, Inc.	2,990,850

Shares, Principal Amount or Units Held			Value
1,345,000	[1]	San Gold Corp.	4,694,029
350,002	[1]	Silver Wheaton Corp.	5,314,380
800,000	[1]	Trevali Resources Corp.	772,577
300,000	[1]	Underworld Resources, Inc.	524,932
477,000		Yamana Gold, Inc.	5,428,260
		TOTAL	108,997,289
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,972,991)	110,539,480
		WARRANTS – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	5,035
		Materials – 0.0%
570,000		Ascot Resources Ltd., Warrants	0
43,500	[1]	Chesapeake Gold Corp., Warrants	97,997
1,050,000	[1]	EMC Metals Corp., Warrants	111,384
475,000	[1]	Evolving Gold Corp., Warrants	37,247
262,500	[1]	Golden Predator Royalty & Development Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	1,361
250,000	[1]	Kootenay Gold, Inc., Warrants	25,603
313,333	[1]	Northrock Resources, Inc., Warrants	0
15,625	[1]	Pan American Silver Corp., Warrants	119,231
		TOTAL	392,823
		TOTAL WARRANTS (IDENTIFIED COST $133,162)	397,858
		Purchased Put Option – 0.0%
7,000	[1]	iShares Russell 2000 Index Fund, Strike Price $54, Expiration Date 1/10/2010 (INDENTIFIED COST $959,000)	63,000
		U.S. Treasury – 83.5%;5
		U.S. Treasury Bills – 83.5%
$60,000,000		United States Treasury Bill, 0.000%, 1/7/2010	59,999,898
186,000,000	[6]	United States Treasury Bill, 0.005%, 1/21/2010	185,996,931
23,000,000		United States Treasury Bill, 0.01%, 1/28/2010	22,999,846
439,000,000		United States Treasury Bill, 0.025%, 2/4/2010	438,985,820
366,000,000		United States Treasury Bill, 0.000%, 2/11/2010	365,986,495
108,000,000	[6]	United States Treasury Bill, 0.065%, 2/18/2010	107,997,300
80,000,000		United States Treasury Bill, 0.11%, 4/1/2010	79,988,400
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,261,892,909)	1,261,954,690
		MUTUAL FUND – 8.4%
126,762,730	[4,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	126,762,730
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $1,479,720,792)[8]	1,499,717,758
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[9]	12,513,702
		TOTAL NET ASSETS — 100%	$1,512,231,460

SCHEDULE OF SECURITIES SOLD SHORT — 40.7%

Shares		Value
2,385,000	Amex Financial Select Standard & Poor Depository Receipt	$34,320,150
35,000	Analog Devices, Inc.	1,105,300
45,000	Apollo Group, Inc., Class A	2,726,100
40,000	Avnet, Inc.	1,206,400
185,000	Bard (C.R.), Inc.	14,411,500
30,000	Broadcom Corp.	943,500
885,000	Burger King Holdings, Inc.	16,655,700
425,000	Comcast Corp., Class A	7,165,500
200,000	Consumer Staples Select Sector SPDR Fund	5,294,000
90,000	Corning, Inc.	1,737,900
675,000	D. R. Horton, Inc.	7,337,250
332,500	Darden Restaurants, Inc.	11,660,775
435,000	Dentsply International, Inc.	15,298,950
210,000	DeVRY, Inc.	11,913,300
125,000	Dollar General Corp.	2,803,750
230,000	Ecolab, Inc.	10,253,400
240,000	Energizer Holdings, Inc.	14,707,200
85,000	Expeditors International Washington, Inc.	2,952,050
140,000	Fairchild Semiconductor International, Inc., Class A	1,398,600
60,000	FTI Consulting, Inc.	2,829,600
1,130,000	Hologic, Inc.	16,385,000
262,000	Home Depot, Inc.	7,579,660
375,000	Industrial Select Sect SPDR	10,421,250
50,000	International Rectifier Corp.	1,106,000
560,000	Iron Mountain, Inc.	12,745,600
290,000	Juniper Networks, Inc.	7,734,300
565,000	Lennar Corp., Class A	7,215,050
35,000	Linear Technology Corp.	1,068,900
450,000	Logitech International SA	7,695,000
320,000	Lowe's Cos., Inc.	7,484,800
255,000	Materials Select Sector SPDR Trust	8,415,000
360,000	Mattel, Inc.	7,192,800
210,000	McCormick & Co., Inc.	7,587,300
40,000	Microchip Technology, Inc.	1,162,400
580,000	Nokia Oyj, Class A, ADR	7,453,000
45,000	Novellus Systems, Inc.	1,050,300
75,000	Omnicom Group, Inc.	2,936,250
115,000	ON Semiconductor Corp.	1,013,150
505,000	Patterson Cos., Inc.	14,129,900
490,000	Pitney Bowes, Inc.	11,152,400
745,000	Pulte Homes, Inc.	7,450,000
1,759,300	S&P Depositary Receipts Trust	196,056,392
405,000	SPDR S&P Retail ETF	14,418,000
80,000	St. Jude Medical, Inc.	2,942,400
300,000	Staples, Inc.	7,377,000
160,000	STMicroelectronics N.V., ADR	1,483,200
105,000	Sysco Corp.	2,933,700
720,000	Telefonaktiebolaget LM Ericsson, ADR	6,616,800
55,000	Texas Instruments, Inc.	1,433,300
65,000	Varian Medical Systems, Inc.	3,045,250
285,000	Vulcan Materials Co.	15,010,950

Shares			Value
855,000		Western Union Co.	$16,116,750
530,000	[1]	Whole Foods Market, Inc.	14,548,500
40,000		Xilinx, Inc.	1,002,400
470,000		Yum! Brands, Inc.	16,435,900
		TOTAL SECURITIES SOLD SHORT (PROCEEDS $552,456,865)	$615,119,527
  At December 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]Russell 2000 Mini Index Short Futures	1,675	$104,503,250	March 2010	$(4,895,688)
1S&P 500 Index Short Futures	1,555	$431,784,625	March 2010	$(5,436,220)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,331,908)
  At December 31, 2009, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/4/2010	28,908 Australian Dollar	$25,884	$82
Contracts Sold:
1/4/2010	1,960 Canadian Dollar	$1,855	$(19)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$63
  Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities - Net.”
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,425,556	$ —	$ —	$6,425,556
International	101,837,591	2,276,333	—	104,113,924
Warrants	—	397,858	—	397,858
Purchased Put Option	63,000	—	—	63,000
Debt Securities:
U.S. Treasury	—	1,261,954,690	—	1,261,954,690
Mutual Fund	126,762,730	—	—	126,762,730
TOTAL SECURITIES	$235,088,877	$1,264,628,881	$ —	$1,499,717,758
OTHER FINANCIAL INSTRUMENTS*	$(625,451,372)	$ —	$ —	$(625,451,372)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
    The following acronym is used throughout this portfolio:
    ADR — American Depositary Receipt

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010